STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended
	Oct. 20, 2014	Oct. 31, 2014	Jan. 31, 2015	Jul. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	May 24, 2014	Jul. 31, 2014	Jan. 31, 2014	May 05, 2014	Apr. 30, 2014	Oct. 31, 2012
Shareholders Equity [Line Items]
Common Stock, Shares Authorized		250,000,000	250,000,000	250,000,000	250,000,000	125,000,000		250,000,000			125,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock dividend accruals		$ 915,447	$ 915,447		$ 915,447	$ 523,895
Conversion of Stock, Shares Issued					12,000,000	0
Weighted Average Remaining Contractual Life (Years)					4 months 6 days	9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		15,378,858			15,378,858	8,325,832
Stock Issued During Period, Value, New Issues					842,668	3,826,000
Debt Instrument, Convertible, Conversion Price	$ 0.20		$ 0.10			$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.18
Common Stock And Preferred Stock Authorized			375,000,000	376,000,000
Fair Value Assumptions, Risk Free Interest Rate	0.37%	0.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	359.58%	356.68%
Fair Value Assumptions, Expected Term	2 years	2 years			1 year
Debt Instrument, Convertible, Beneficial Conversion Feature	80,240					440,000
Dividends Payable		915,447			915,447	523,895
Stock Issued During Period, Value, Conversion of Convertible Securities					220,000	325,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable						13,500
Stock Repurchased and Retired During Period, Shares					53,198,347
Stock Repurchased and Retired During Period, Value					1,287,082
Debt Instrument, Unamortized Discount	150,000	0	0		0	0
Common Stock Shares Originally Held In Escrow			750,000
Stock Retired During Period Value			750
Stock Issued During Period, Value, Subscription					0
Common Stock Shares Subscribed but Unissued						27,000
Employee Stock Option [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			26,500
Stock Issued During Period, Value, New Issues			3,180
Debt Modification Of Convertible Promissory Note [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Outstanding		12,000,000			12,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50			$ 0.50
Fair Value Assumptions, Risk Free Interest Rate					0.35%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					324.34%
Fair Value Assumptions, Expected Term					1 year
Proceeds from Issuance of Warrants					4,809,308
Convertible Notes Payable [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					3,100,000
Stock Issued During Period, Value, New Issues					155,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					1,466,666
Stock Issued During Period, Value, Conversion of Convertible Securities					220,000
Debt Instrument, Unamortized Discount			705,780
Employment Agreements In Place With Executives [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues							2,000,000
Stock Issued During Period, Value, New Issues							300,000
Settlement Of Consulting Fees [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					70,879
Class of Warrant or Right, Outstanding		70,879			70,879
Stock Issued During Period, Value, New Issues					12,758
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1			$ 1
Subscription Agreements [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					27,000
Class of Warrant or Right, Outstanding		9,000			9,000
Stock Issued During Period, Value, New Issues					13,500
Convertible Preferred Shares And Promissory Notes [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Outstanding						690,232
Conversion of Stock, Amount Issued						7,297,272
Conversion of Stock, Shares Issued						32,095,356
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1
Fair Value Assumptions, Expected Dividend Rate						0.00%
Non Related Third Party Convertible Promissory Note Holders [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues						2,166,666
Stock Issued During Period, Value, New Issues						325,000
ReachFactor, Inc [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues							2,000,000
Stock Issued During Period, Value, New Issues							300,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed							25,000
Consulting Fee [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, Issued for Services			1,271,350		2,134,430	607,600
Class of Warrant or Right, Outstanding		235,780			235,780	71,600
Proceeds From Issuance Of Common Stock and Warrants			170,685		970,065	646,030
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1
Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Next 1 Interactive Inc [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					25,983,600
Stock Issued During Period, Value, New Issues					5,196,720
Common Stock Conversion Price Per Share					$ 0.20
Maximum [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.25
Fair Value Assumptions, Risk Free Interest Rate	1.51%
Fair Value Assumptions, Expected Volatility Rate	124.65%
Maximum [Member] | Subscription Agreements [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00			$ 1.00
Maximum [Member] | Convertible Preferred Shares And Promissory Notes [Member]
Shareholders Equity [Line Items]
Fair Value Assumptions, Risk Free Interest Rate						0.14%
Fair Value Assumptions, Expected Volatility Rate						356.43%
Maximum [Member] | Consulting Fee [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00			$ 1.00
Fair Value Assumptions, Risk Free Interest Rate					0.14%	0.14%
Fair Value Assumptions, Expected Volatility Rate					611.08%	353.06%
Minimum [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00
Fair Value Assumptions, Risk Free Interest Rate	0.94%
Fair Value Assumptions, Expected Volatility Rate	115.05%
Minimum [Member] | Subscription Agreements [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.18			$ 0.18
Minimum [Member] | Convertible Preferred Shares And Promissory Notes [Member]
Shareholders Equity [Line Items]
Fair Value Assumptions, Risk Free Interest Rate						0.10%
Fair Value Assumptions, Expected Volatility Rate						315.81%
Minimum [Member] | Consulting Fee [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.05			$ 0.05
Fair Value Assumptions, Risk Free Interest Rate					0.10%	0.10%
Fair Value Assumptions, Expected Volatility Rate					318.89%	177.07%
Series A Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued		66,801,653	66,801,653		66,801,653	94,009,762
Preferred Stock, Shares Outstanding		66,801,653	66,801,653		66,801,653	94,009,762
Preferred Stock, Dividend Rate, Percentage			10.00%		10.00%
Conversion of Stock, Amount Issued					0	299,512
Conversion of Stock, Shares Issued					0	5,990,238
Preferred Stock, Shares Authorized		120,000,000	120,000,000	120,000,000	120,000,000	100,000,000		120,000,000			100,000,000
Number Of Shares Designated		125,000,000			125,000,000
Stock Issued During Period Shares Issued For Conversion Of Series Preferred Shares To Common Shares						(5,990,238)
Preferred Stock Conversion Price Per Share			$ 1		$ 1.00
Shares Issued For Website Development Costs [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					0	100,000
Stock Issued During Period, Value, New Issues					0	418,000
Series B Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	0.001	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Issued		0	26,000		0	0
Preferred Stock, Shares Outstanding		0	26,000		0	0
Preferred stock dividend accruals			5,540
Preferred Stock, Dividend Rate, Percentage			10.00%		10.00%
Conversion of Stock, Amount Issued			45,000		738,250	524,750			349,750
Conversion of Stock, Shares Issued			900,000		14,765,000	10,495,000			7,895,000
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000
Number Of Shares Designated		1,000,000		1,000,000	1,000,000			1,000,000
Preferred Stock Conversion Price Per Share			$ 0.05		$ 0.05			$ 0.05
Preferred Stock Stated Value		$ 5.00		5.00	$ 5.00			$ 5.00
Series B Preferred Stock [Member] | Next 1 Interactive Inc [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			26,000
Conversion of Stock, Amount Issued			30,000
Preferred Stock, Shares Authorized			1,250,000
Series B Preferred Stock [Member] | Maximum [Member] | Next 1 Interactive Inc [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Value, Subscription			100,000
Series B Preferred Stock [Member] | Minimum [Member] | Next 1 Interactive Inc [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Value, Subscription			130,000
Series D Preferred Stock [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Amount Issued			82,500		290,725	3,753,149			122,625
Conversion of Stock, Shares Issued			549,945		1,937,973	19,122,624			817,418
Series A Convertible Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock dividend accruals		73,753	158,209		73,753
Debt Instrument, Convertible, Conversion Price			$ 1.00
Common Stock One [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			816,667			7,646,000
Class of Warrant or Right, Outstanding		3,532,389	750,000		3,532,389	7,614,000
Proceeds From Issuance Of Common Stock and Warrants			75,000		842,668	3,826,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.18
Common Stock One [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.25			$ 1.25	$ 1.25
Common Stock One [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.18			$ 0.18	$ 1.00
Common Stock Two [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues					2,975,111	50,000
Class of Warrant or Right, Outstanding		2,975,111			2,975,111	50,000
Proceeds From Issuance Of Common Stock and Warrants					666,520	50,000
Conversion of Convertible Series B Preferred Shares [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			900,000		14,765,000
Stock Issued During Period, Value, New Issues			45,000		738,250
Conversion of Convertible Series C Preferred Shares [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			770,000		1,300,000
Stock Issued During Period, Value, New Issues			77,000		130,000
Conversion of Convertible Series D Preferred Shares [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			549,945		1,937,973
Stock Issued During Period, Value, New Issues			82,500		290,725
Warrant [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Shares Issued			100,000		9,000	0			9,000
Weighted Average Remaining Contractual Life (Years)			2 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		15,378,858	17,017,730		15,378,858	8,325,832						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 0.48	$ 0.40		$ 0.48	$ 1.04						$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			2,350,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations			711,128
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Term	1 year 6 months
Warrant [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.51%
Fair Value Assumptions, Expected Volatility Rate	124.65%
Warrant [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.94%
Fair Value Assumptions, Expected Volatility Rate	115.05%
Common Stock [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, Issued for Services					2,134,430	607,600
Stock Issued During Period, Shares, New Issues					4,163,712	7,646,000
Conversion of Stock, Amount Issued			30,000		13,500	0			13,500
Conversion of Stock, Shares Issued			100,000		27,000	0			27,000
Stock Issued During Period, Value, New Issues					4,164	7,646
Stock Issued During Period Shares Issued For Conversion Of Series Preferred Shares To Common Shares						5,990,238
Stock Issued During Period, Shares, Conversion of Convertible Securities					1,466,666	2,166,666
Stock Issued During Period, Value, Conversion of Convertible Securities					1,467	2,167
Stock Issued During Period, Value, Subscription					$ 27